LEASES - Future lease payments and receipts for operating lease agreements (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
LEASES
Future lease payments and receipts	Rp 18,559	Rp 18,242
Minimum
LEASES
Non-cancelable lease term	1 year
Maximum
LEASES
Non-cancelable lease term	29 years
No later than a year
LEASES
Future lease payments and receipts	Rp 3,188	6,222
Later than 1 year and no later than 5 years
LEASES
Future lease payments and receipts	10,670	8,502
Later than 5 years
LEASES
Future lease payments and receipts	Rp 4,701	Rp 3,518